Intangible Assets, Net (Tables)	6 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	December 31, 2024	June 30, 2024
	(Unaudited)
Licensed digital assets	$2,080,000	$—
Less: accumulated amortization	(69,333)	—
Intangible assets, net	$2,010,667	$—

Schedule of Future Amortization Expense

As of December 31, 2024, the estimated future amortization expense for licensed digital assets is as follows:

Year Ending December 31
2024	$69,333
2025	416,000
2026	416,000
2027	416,000
2028	416,000
2029	346,667
Total	$2,080,000